Segment Reporting - Summary of Segment Reporting (Detail) HLS in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) HLS	Dec. 31, 2017 USD ($) HLS	Dec. 31, 2016 USD ($) HLS	Dec. 30, 2016 USD ($) HLS
Disclosure of operating segments [line items]
Revenue	$ 54,619	$ 56,444	$ 45,517
Profit from operations	17,106	17,152	12,882
Net finance income/(cost)	(8,729)	(6,507)	(8,564)
Share of results of associates and joint ventures	153	430	16
Income tax expense	2,839	1,920	1,613
Profit from continuing operations	5,691	9,155	2,721
Discontinued operations		28	48
Profit/(loss)	5,691	9,183	$ 2,769
Segment assets (non-current)	$ 213,822	$ 222,166
Operating segments [member]
Disclosure of operating segments [line items]
Volume | HLS	567	613	500
Revenue	$ 54,619	$ 56,444	$ 45,517
Normalized EBITDA	$ 22,080	$ 22,084	$ 16,753
Normalized EBITDA margin %	40.40%	39.10%	36.80%
Depreciation, amortization and impairment	$ (4,260)	$ (4,270)	$ (3,477)
Normalized profit from operations (EBIT)	17,821	17,814	13,276
Exceptional items (see Note 8)	(715)	(662)	(394)
Profit from operations	17,106	17,152	12,882
Net finance income/(cost)	(8,729)	(6,507)	(8,564)
Share of results of associates and joint ventures	153	430	16
Income tax expense	(2,839)	(1,920)	(1,613)
Profit from continuing operations	5,691	9,155	2,721
Discontinued operations		28	48
Profit/(loss)	5,691	9,183	2,769
Segment assets (non-current)	213,861	222,166	213,569
Gross capex	$ 5,086	$ 4,479	$ 4,919
FTE	172,603	182,915	206,633
Operating segments [member] | North America [member]
Disclosure of operating segments [line items]
Volume | HLS	111	114		117
Revenue	$ 15,504	$ 15,588		$ 15,698
Normalized EBITDA	$ 6,150	$ 6,329		$ 6,250
Normalized EBITDA margin %	39.70%	40.60%		39.80%
Depreciation, amortization and impairment	$ (790)	$ (843)		$ (809)
Normalized profit from operations (EBIT)	5,360	5,486		5,441
Exceptional items (see Note 8)	(10)	4		(29)
Profit from operations	5,350	5,490		5,412
Segment assets (non-current)	63,180	63,045		62,467
Gross capex	$ 858	$ 530		$ 895
FTE	19,150	19,306		19,314
Operating segments [member] | Latin America West [member]
Disclosure of operating segments [line items]
Volume | HLS	115	111	64
Revenue	$ 9,999	$ 9,238	$ 5,188
Normalized EBITDA	$ 5,196	$ 4,512	$ 2,376
Normalized EBITDA margin %	52.00%	48.80%	45.80%
Depreciation, amortization and impairment	$ (653)	$ (616)	$ (388)
Normalized profit from operations (EBIT)	4,544	3,896	1,988
Exceptional items (see Note 8)	(125)	(153)	252
Profit from operations	4,419	3,743	2,240
Segment assets (non-current)	69,100	71,219	69,472
Gross capex	$ 1,227	$ 1,079	$ 710
FTE	47,042	48,892	51,418
Operating segments [member] | Latin America North [member]
Disclosure of operating segments [line items]
Volume | HLS	115	119	118
Revenue	$ 8,990	$ 9,775	$ 8,461
Normalized EBITDA	$ 3,926	$ 4,180	$ 3,751
Normalized EBITDA margin %	43.70%	42.80%	44.30%
Depreciation, amortization and impairment	$ (761)	$ (848)	$ (750)
Normalized profit from operations (EBIT)	3,165	3,332	3,001
Exceptional items (see Note 8)	5	(18)	(20)
Profit from operations	3,170	3,314	2,981
Segment assets (non-current)	12,422	13,756	13,656
Gross capex	$ 636	$ 580	$ 709
FTE	37,387	38,651	40,416
Operating segments [member] | Latin America South [member]
Disclosure of operating segments [line items]
Volume | HLS	34	34	32
Revenue	$ 2,863	$ 3,363	$ 2,850
Normalized EBITDA	$ 1,381	$ 1,595	$ 1,431
Normalized EBITDA margin %	48.20%	47.40%	50.20%
Depreciation, amortization and impairment	$ (265)	$ (207)	$ (191)
Normalized profit from operations (EBIT)	1,116	1,388	1,240
Exceptional items (see Note 8)	(31)	(13)	(12)
Profit from operations	1,085	1,375	1,228
Segment assets (non-current)	3,074	2,396	2,357
Gross capex	$ 279	$ 323	$ 389
FTE	9,214	9,603	9,571
Operating segments [member] | C- E- Carter [member]
Disclosure of operating segments [line items]
Volume | HLS	87	132	75
Revenue	$ 8,374	$ 10,344	$ 6,010
Normalized EBITDA	$ 3,000	$ 3,349	$ 1,774
Normalized EBITDA margin %	35.80%	32.40%	29.60%
Depreciation, amortization and impairment	$ (770)	$ (843)	$ (473)
Normalized profit from operations (EBIT)	2,230	2,507	1,302
Exceptional items (see Note 8)	(370)	(144)	(118)
Profit from operations	1,860	2,363	1,184
Segment assets (non-current)	42,063	45,920	41,749
Gross capex	$ 1,177	$ 1,086	$ 1,001
FTE	23,604	26,823	43,456
Operating segments [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Volume | HLS	104	102	92
Revenue	$ 8,470	$ 7,804	$ 6,074
Normalized EBITDA	$ 3,082	$ 2,695	$ 1,639
Normalized EBITDA margin %	36.40%	34.50%	27.10%
Depreciation, amortization and impairment	$ (752)	$ (660)	$ (658)
Normalized profit from operations (EBIT)	2,330	2,035	987
Exceptional items (see Note 8)	(65)	(97)	(84)
Profit from operations	2,265	1,939	903
Segment assets (non-current)	22,412	24,088	22,071
Gross capex	$ 687	$ 635	$ 837
FTE	31,523	36,386	39,213
Operating segments [member] | Global export and holding companies [member]
Disclosure of operating segments [line items]
Volume | HLS		1	2
Revenue	$ 419	$ 332	$ 1,237
Normalized EBITDA	(656)	(577)	(474)
Depreciation, amortization and impairment	(267)	(253)	(210)
Normalized profit from operations (EBIT)	(923)	(830)	(683)
Exceptional items (see Note 8)	(119)	(241)	(383)
Profit from operations	(1,042)	(1,071)	(1,066)
Segment assets (non-current)	1,609	1,741	1,797
Gross capex	$ 233	$ 247	$ 379
FTE	4,683	3,254	3,245